Summary of Significant Accounting Policies (Oil and Natural Gas) (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014 Boe	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Predecessor [Member] Boe	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Reserve Quantities [Line Items]
Minimum project term to capitalize interest	6 months	6 months		6 months
Depletion expense	$ 16,300,000	$ 10,200,000		$ 46,900,000	$ 48,000,000	$ 16,000,000
Costs capitalized in connection with exploratory wells in progress	0		0	0	0
Impairment of proved properties	0	0		0	0	2,200,000
Natural gas, barrel of oil equivalent	6			6
Oil and Natural Gas Properties [Abstract]
Proved oil and natural gas properties	1,064,430,000		562,019,000	562,019,000	447,369,000
Unproved oil and natural gas properties	508,627,000		33,467,000	33,467,000	29,447,000
Total oil and natural gas properties	1,573,057,000		595,486,000	595,486,000	476,816,000
Less: accumulated depletion	(95,899,000)		(88,514,000)	(88,514,000)	(60,489,000)
Total oil and natural gas properties, net	$ 1,477,158,000		$ 506,972,000	$ 506,972,000	$ 416,327,000